Loan receivables in the financial services segment - Summary of Loan Receivables In The Financial Services Segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Loan receivables in the financial services segment Abstract
Non-current loan receivables	$ 54	$ 0
Less: Loss allowance		0
Non-current loan receivables	54	0
Current loan receivables	306	207
Less: Loss allowance (see Note 26)	(34)	(22)
Loan receivables in the financial services segment	$ 272	$ 185